SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restricted Cash - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Short-term restricted cash	$ 6,574	$ 6,824	$ 7,117
Long-term restricted cash	$ 1,987	$ 2,406	$ 2,562